CONCENTRATIONS OF RISK (Tables)	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
Concentrations of risk

	Three months ended March 31, 2022			March 31, 2022
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$1,281	100%		$1,281

Total:	$1,281	100%	Total:	$1,281

	Three months ended March 31, 2021			March 31, 2021
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$116,026	60%		$2,132,021
Customer B	38,675	20%		1,398,494
Customer C	38,675	20%		1,124,229

Total:	$193,376	100%	Total:	$4,654,744